[CHAPMAN AND CUTLER LLP LETTERHEAD]

May 19, 2009

Mr. Kevin Rupert
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington DC 20549

Re:	Form N-14 of Viking Mutual Funds

Dear Mr. Rupert:

We received your oral comments on May 1, 2009 and May 13, 2009 regarding the Form N-14 of the Viking Mutual Funds (the "Trust"). Please find below our responses to your oral comments. For convenience, we have set forth below each of your comments followed by our response.

Comment 1: Please include the TANDY information in the response letter.

Response: TANDY ACKNOWLEDGEMENT

In connection with the Trust's registration statement on Form N-14, the Trust acknowledges that:

•	the Trust is responsible for the adequacy and accuracy of the disclosure in the filing;

•	staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Comment 2: Please include an undertaking that the Trust will file the final tax opinion regarding the reorganization following its closing.

Response: The Trust has advised us that it agrees to file in a post-effective amendment to this Form N-14 registration statement a final tax opinion upon the closing of the transaction. Such undertaking has been included in Part C of the pre-effective amendment.

Comment 3: With respect to the dissenters' rights, please include information that dissenters will only receive net asset value.

Response: In the notice to shareholders and in the section entitled "Dissenters' Rights" in the prospectus, the following disclosure has been added: Shareholders should note, however, that because the Integrity Funds are open-end investment companies, the Integrity Funds expect that shareholders would receive a share price based on the respective Integrity Fund's net asset value next determined after the request is received in accordance with federal law.

Comment 4: In the fee tables in the Edgar submission, the fees for the maximum deferred sales charge reflect none. Please correct.

Response: The lines for the fees were inadvertently placed on the wrong line. The table has been corrected to reflect the appropriate CDSC.

Comment 5: Please confirm that the fair value procedures for the acquiring and acquired funds match up. Differences in the manner in which the acquiring fund and acquired fund fair value securities could impact shareholders at the time of the transfer of assets (for instance if the acquiring fund uses the mean between bid and ask prices but the acquired fund uses only the bid prices).

Response: At a meeting of the Viking Board of Trustees held on May 1, 2009, the Viking Board approved Integrity Fund Services, Inc. to serve as the Viking Funds' transfer agent, accounting service provider and administrator effective as of a date to be set prior to the closing of the Reorganization (the "Effective Date"). At the May meeting, the Viking Board of Trustees also approved the valuation procedures used by the Integrity Funds, subject to minor modifications, to be effective when Integrity Funds Services takes over as the Viking Funds' transfer agent, accounting service provider and administrator on the Effective Date. Accordingly, the Viking Funds and Integrity Funds believe their valuation procedures with respect to the pricing of municipal securities will be the same prior to the closing of the Reorganizations and after the Reorganizations. Disclosure has been added regarding the foregoing under "Comparison of Net Asset Valuation Calculation Procedures" and "Comparison of Other Service Providers." In addition, the valuation procedures with the revisions adopted by the Viking Board will be presented to the Integrity Funds' Board for its approval at its next regularly scheduled meeting.

Comment 6: Please indicate that the Viking Board of Trustees also determined that the reorganization is in the best interests of the applicable Viking Funds.

Response: The following disclosure has been added under the section "Reasons for the Reorganizations." At a meeting held on April 2, 2009, the Viking Board of Trustees also determined that the proposed Reorganization was in the best interests of each Viking Fund and approved the Reorganization for each Viking Fund.

Comment 7: Please file the expense limitation agreement of Viking.

Response: The expense limitation agreement has been incorporated by reference from Registrant's post-effective amendment no. 15 to its Registration Statement on Form N-1A filed on April 30, 2009.

Comment 8: Please add disclosure regarding Viking seeking shareholder approval of the manager-of-managers structure.

Response: Disclosure regarding the manager-of-managers structure has been added under "Comparison of Business Structures—Manager-of-Managers Structure."

Accounting Comments:

Comment 1: Please explain supplementally why the acquiring funds' expenses increase as reflected in the pro forma fees of the combined fund in the fee table when the acquiring funds will have more assets following the Reorganization?

Response: We have been advised that currently, the Viking Funds' investment adviser, Viking Fund Management LLC ("Viking") has contractually agreed to waive its fees or reimburse the Viking Funds for its expenses through August 1, 2009 so that the Fund's total annual operating expenses during this period will not exceed 0.85% of the average daily net assets on an annual basis. After August 1, 2009, Viking has contractually agreed to waive fees or reimburse each Viking Fund for its expenses from August 1, 2009 through April 29, 2010 so that the Fund's total annual operating expenses do not exceed 1.07% of its average daily net assets. Viking also provides the administrative services, portfolio accounting and transfer agent services to the Viking Fund. In conjunction with the foregoing expense cap, Viking waived a substantial portion of its fees for transfer agent, accounting and administrative services. In light of the new expense cap that will take effect shortly and the fee schedule of Integrity Fund Services which will be replacing Viking in providing these services, the pro forma other expenses for the combined fund were estimated to increase from the perspective of the Viking Funds as reflected in the fee table. Disclosure has been added reflecting the foregoing under "Comparison of Other Service Providers."

Comment 2: Under the capitalization table, please explain the basis for the Registrant's determination that the Viking Funds will be the accounting survivor following the Reorganization.

Response: The following disclosure will be added under the capitalization table as requested. Each Viking Fund will be treated as the accounting survivor. The determination of the accounting survivor is based on numerous factors including, the surviving management structure; portfolio composition; investment objectives, policies and restrictions; expense structure and expense ratios; and asset size. In determining the accounting survivor, the primary consideration is the surviving management structure. In this regard, the investment adviser and portfolio manager of the Viking Funds will continue in the same capacities following the Reorganization. As the portfolios of the Viking Funds following the Reorganization will continue to be managed pursuant to the same investment strategies, the portfolio composition of the combined funds will likely resemble the historic portfolio composition of the Viking Funds as securities maturities and sales occurring in the normal course of business are replaced with purchases that more resemble the management style of the respective Viking Funds. The Viking Funds will continue to apply their respective investment objectives, policies and restrictions following the Reorganizations. Finally, the combined funds will continue to apply the sales load structure, investment advisory fees and expense caps of the Viking Funds following the Reorganization. Although the asset size of each Viking Fund is smaller than its corresponding Integrity Fund, based on the foregoing, the Viking Funds will be treated as the accounting survivor.

Comment 3: With respect to the combined fund column in the pro forma financial statements and the pro forma column in the fee table, please add a reference to "Viking" as the combined fund.

Response: The heading has been modified as requested.

Comment 4: Please delete the pro forma adjustments in the statement of assets and liabilities regarding dividends payable and other accounts payable and accrued ($16,982 with respect to the ND Fund and $27,104 for the Montana Fund).

Response: The information has been deleted as requested.

Comment 5: With respect to the statement of operations for the Montana Fund/Viking Montana Tax Free Fund, is the adjustment of zero for distribution (12b-1 fees) accurate in light of the fact that Class B shares have higher 12b-1 fees?

Response: The Montana Fund is the only fund currently offering two classes. Accordingly, the expenses in the Statement of Operations for the Montana Fund has been revised to reflect the 12b-1 fees of each class along with an explanatory footnote that Class B will no longer be offered after the transaction.

Comment 6(a): Please confirm that the adjustments to expenses in the pro forma financial statements are consistent with the pro forma combined fund estimated expenses in the fee tables, particularly in light of the fact that other expenses went up in pro forma fee table but adjustments generally show reductions.

Response: We have been advised that upon review, certain figures in the pro forma financials have been modified, including the deletions requested in comment 4, the addition of 12b-1 fees per class in the Montana Fund's Statement of Operations, the addition of FASB 157 disclosure, and an adjustment for the fee waivers in the Statements of Operations. The total net expenses for the applicable combined fund in the respective Statement of Operations are consistent with the net operating expense ratio for the applicable pro forma combined fund in the respective fee table based on average net assets of the acquiring and acquired funds during the last fiscal year. In addition, the pro forma adjustments in the Statements of Operations generally reflect reductions from the viewpoint of the Integrity Funds because of the increase in assets of the combined fund. However, as described in response to comment 1 of the Accounting Comments, as the Viking Funds increased their expense cap to match that provided to the Integrity Funds and the Viking Funds will be utilizing the same transfer agent, administrator and accounting service provider as the Integrity Funds under the same fee schedule, it is anticipated that such expenses will rise from the viewpoint of the Viking Funds.

Comment 6(b): Please modify the footnotes in the Statements of Operations to reflect the increase in certain fees (such as transfer agent fees) is due to the new fee schedule of Integrity Fund Services and the decrease in certain fees is due to economies of scale or other relevant factors.

Response: Footnotes (c) and (d) in the Statement of Operations of the ND Fund and Viking Tax-Free Fund of North Dakota and footnotes (d) and (e) in the Statement of Operations of the Montana Fund and Viking Tax-Free Fund of Montana have been revised as requested.

Comment 7: In the statements of operations, is the zero adjustment to the expense waiver line accurate?

Response: An adjustment for expense waiver has been added. In light of the increase of assets, the pro forma adjustments reflect a reduction in the amount of expenses waived or absorbed by the investment adviser.

Comment 8: Please include a footnote in the pro forma financials to include FASB 157 information.

Response: A footnote regarding the FASB 157 information has been added after the Schedule of Investments for each Fund.

Please call me at (312) 845-3864 if you have any questions or issues you would like to discuss regarding these matters.

Very truly yours,
CHAPMAN AND CUTLER LLP
By:	/s/ Felice R. Foundos
Felice R. Foundos